Label	Element	Value
Equity Portfolios - Institutional Classes | Secured Options Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Secured Options Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term capital appreciation and option premiums consistent with reasonable risk to principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Portfolio. You may pay brokerage commissions and other fees to financial intermediaries which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Portfolio’s Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 0% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market circumstances, the Portfolio uses option writing strategies in an effort to obtain option premiums and reduce risk. The Portfolio will implement buy-write (covered call) and/or cash-secured put option strategies on stock index exchange-traded funds (“ETFs”), stock indices and/or individual stocks held by the Portfolio. Covered call and cash-secured put options are intended to reduce volatility, earn option premiums and provide more stable returns. Selling call options reduces the risk of owning stocks by the receipt of the option premiums and selling put options reduces the purchase price of the underlying stock, but both strategies limit the opportunity to profit from an increase in the market value of the underlying security in exchange for up-front cash at the time of selling the call or put option. Under normal market circumstances, at least 80% of the value of the Portfolio’s total assets (including borrowings for investment purposes) will be subject to secured option strategies, which are written covered call and/or secured put options on stock index ETFs, stock indices and/or individual stocks held by the Portfolio. The Portfolio is called “Secured Options” because the call and put options it writes will be covered by owning the security, index or ETFs underlying the option, holding an offsetting option, segregating cash or other liquid assets at not less than the full value of the option or the exercise price, and/or using other permitted coverage methods. At any given time, the Portfolio’s assets may be subject to only calls or only puts, or a combination of both strategies. To the extent that the Portfolio’s assets are only subject to puts, the assets will consist of cash or cash equivalents in order to secure the puts. In that event, there may be few if any stocks or other securities held by the Portfolio. To the extent that the Portfolio’s assets are only subject to covered calls on a stock index, the Portfolio may hold stock index ETFs instead of individual stocks that replicate the movement of the index, in addition to the other permitted coverage methods.
To the extent that the Portfolio’s assets are not only subject to cash-secured puts or calls on a stock index covered by stock index ETFs, the Portfolio intends to invest in a diversified portfolio of equity securities with generally similar risk and return characteristics as the S&P 500® Index. The Portfolio may invest in companies with small, medium or large market capitalizations in advancement of its investment objective. In addition, the Portfolio may invest in sponsored American Depositary Receipts (“ADRs”) listed on a U.S. stock exchange. The Portfolio may also buy call and put options on stock index ETFs, stock indices or individual equity securities.
Glenmede Investment Management LP’s (the “Advisor”) selection of securities to buy or sell is based on a combination of proprietary multifactor computer models and fundamental analysis. The computer models rank securities based on certain criteria, such as valuation ratios, and other models focus on risk analysis and overall portfolio characteristics. The Advisor buys securities that the models identify as undervalued and more likely to appreciate, and sells securities that the Advisor identifies as overvalued and more likely to depreciate. The Portfolio may actively trade portfolio securities to achieve its principal investment strategies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Institutional Shares compare to those of selected market indices. The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future. Updated performance information is available by visiting www.glenmedeim.com or by calling 1-800-442-8299.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio. The bar chart shows how the performance of the Portfolio’s Institutional Shares has varied from year to year. The table shows how the average annual total returns for one year, five years and since inception of the Portfolio’s Institutional Shares compare to those of selected market indices.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-442-8299
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.glenmedeim.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Secured Options Portfolio (Institutional Shares)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the bar chart, the highest quarterly return was 12.94% (for the quarter ended June 30, 2020) and the lowest quarterly return was -19.02% (for the quarter ended March 31, 2020).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns for the Portfolio are calculated using the historical highest individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Equity Portfolios - Institutional Classes | Secured Options Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Therefore, you could lose money by investing in the Portfolio.
Equity Portfolios - Institutional Classes | Secured Options Portfolio | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Equity Portfolios - Institutional Classes | Secured Options Portfolio | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk: Stocks may decline over short or even extended periods of time. Equity markets tend to be cyclical: there are times when stock prices generally increase, and other times when they generally decrease. In addition, the Portfolio is subject to the additional risk that the particular types of stocks held by the Portfolio will underperform other types of securities. Market risks, including political, regulatory, market, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. Natural disasters, public health emergencies (including pandemics and epidemics such as COVID-19), war, military conflict, terrorism and other global unforeseeable events may lead to instability in world economies and markets, may lead to market volatility, and may have adverse long-term effects. The Portfolio cannot predict the effects of such unforeseeable events in the future on the economy, the markets or the Portfolio’s investments.
Equity Portfolios - Institutional Classes | Secured Options Portfolio | Options Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Options Risk: Writing and purchasing call and put options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the future price fluctuations and the degree of correlation between the options and the securities markets. The value of the Portfolio’s positions in options fluctuates in response to changes in the value of the underlying security, index, or stock index ETF, as applicable. The Portfolio also risks losing all or part of the cash paid for purchasing call and put options. Unusual market conditions or the lack of a ready market for any particular option at a specific time may reduce the effectiveness of the Portfolio’s option strategies, and for these and other reasons the Portfolio’s option strategies may not reduce the Portfolio’s volatility to the extent desired. The Portfolio may reduce its holdings of put options resulting in an increased exposure to a market decline.
Equity Portfolios - Institutional Classes | Secured Options Portfolio | Frequent Trading Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Frequent Trading Risk: A high rate of portfolio turnover involves correspondingly high transaction costs, which may adversely affect the Portfolio’s performance over time. High portfolio turnover may also result in the realization of short-term capital gains. Distributions derived from such gains will be treated as ordinary income for Federal income tax purposes.
Equity Portfolios - Institutional Classes | Secured Options Portfolio | ADR/Foreign Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	ADR/Foreign Securities Risk: The Portfolio may invest in sponsored ADRs, which are depositary receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign company and listed on a U.S. stock exchange. Investments in ADRs involve risks similar to those accompanying direct investments in foreign securities. Foreign stocks involve special risks not typically associated with U.S. stocks. Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability, including instability caused by international military and economic conflicts and related international sanctions. Foreign stocks may be more volatile and less liquid than U.S. stocks.
Equity Portfolios - Institutional Classes | Secured Options Portfolio | Exchange-Traded Funds [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Exchange-Traded Funds: The Portfolio intends to invest in ETFs that seek to track the performance of stock indices. Shares of ETFs have many of the same risks as direct investments in the underlying securities they are designed to track, although the lack of liquidity may make ETFs more volatile. ETFs have investment management fees and other expenses which will be indirectly paid by the Portfolio. The existence of extreme market volatility or potential lack of an active trading market for an ETF’s shares could result in such shares trading at a significant premium or discount to net asset value.
Equity Portfolios - Institutional Classes | Secured Options Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	25.02%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	14.53%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	15.06%	[1]
Equity Portfolios - Institutional Classes | Secured Options Portfolio | CBOE S&P 500® PutWrite Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	17.93%
Past 5 Years	rr_AverageAnnualReturnYear05	9.08%
Since Inception	rr_AverageAnnualReturnSinceInception	7.84%
Equity Portfolios - Institutional Classes | Secured Options Portfolio | Secured Options Portfolio - Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.55%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.11%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 822
Annual Return 2017	rr_AnnualReturn2017	6.20%
Annual Return 2018	rr_AnnualReturn2018	(4.55%)
Annual Return 2019	rr_AnnualReturn2019	18.33%
Annual Return 2020	rr_AnnualReturn2020	4.35%
Annual Return 2021	rr_AnnualReturn2021	18.43%
Annual Return 2022	rr_AnnualReturn2022	(11.54%)
Annual Return 2023	rr_AnnualReturn2023	14.81%
Annual Return 2024	rr_AnnualReturn2024	14.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.02%)
Past 1 Year	rr_AverageAnnualReturnYear01	14.03%
Past 5 Years	rr_AverageAnnualReturnYear05	7.43%
Since Inception	rr_AverageAnnualReturnSinceInception	7.02%
Equity Portfolios - Institutional Classes | Secured Options Portfolio | Secured Options Portfolio - Institutional Shares | Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	10.10%
Past 5 Years	rr_AverageAnnualReturnYear05	5.91%
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%
Equity Portfolios - Institutional Classes | Secured Options Portfolio | Secured Options Portfolio - Institutional Shares | Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	9.47%
Past 5 Years	rr_AverageAnnualReturnYear05	5.41%
Since Inception	rr_AverageAnnualReturnSinceInception	5.00%

[1]	The S&P 500® Index is provided so that investors may compare the performance of the Portfolio with the performance of a broad-based index that represents the overall domestic equity market.